INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF PROVISION FOR INCOME TAX

The following table presents the components of the December 31, 2023, 2022 and 2021 provision for income taxes:

	December 31,
	2023	2022	2021
	(in thousands)
Current	$1,987	$2,228	$2,104
Deferred	(2,093)	(4,286)	(2,193)
Total income tax expense	$(106)	$(2,058)	$(89)

SCHEDULE OF RECONCILIATION OF INCOME TAX EXPENSE

The following is a reconciliation of income tax expense computed at the Moroccan statutory tax rate to the income tax benefit reported in the consolidated statements of operations:

	December 31,
	2023	2022	2021
	(in thousands)
Net loss	$(12,508)	$(19,170)	$(7,784)
Income tax expense for the period	(106)	(2,058)	(89)
Income (loss) before tax	(12,614)	(21,228)	(7,873)
Effective tax rate	1%	10%	1%
Permanent differences not deductible (taxable) for tax purposes	3,942	(1,799)	(971)
Unrecognized tax losses	695	6,322	3,323
Change in the valuation allowance	(2,221)	-	-
Recalculated tax expense	$(2,523)	$(6,581)	$(2,441)
Statutory tax rate in Morocco	20%	31%	31%

SCHEDULE OF DEFERRED INCOME TAX ASSETS

The tax effects of temporary differences giving rise to deferred income tax assets (liabilities) were:

	December 31,
	2023	2022
	(in thousands)
Fixed assets and intangible assets	(10,810)	(10,292)
Loss carryforward	7,446	12,021
Leases	(2,344)	(2,078)
Others	(102)	(29)
Less: valuation allowance	(5,172)	(12,021)
Deferred tax liabilities, net	$(10,982)	$(12,399)